PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 47.3% of Net Assets
	Banking – 14.5%
$1,200,000	Banco Bilbao Vizcaya Argentaria S.A., (fixed rate to 11/16/2027, variable rate thereafter), 6.125%(a)	$1,150,500
1,520,000	Banco BTG Pactual SA, (fixed rate to 2/15/2024, variable rate thereafter), 7.750%, 2/15/2029, 144A	1,584,600
515,000	Banco Mercantil del Norte S.A., (fixed rate to 10/04/2026, variable rate thereafter), 5.750%, 10/04/2031, 144A	515,005
985,000	Barclays PLC, (fixed rate to 6/15/2024, variable rate thereafter), 8.000%(a)	1,047,547
495,000	Barclays PLC, (fixed rate to 9/15/2023, variable rate thereafter), 7.750%(a)	515,132
1,400,000	Credit Agricole S.A., (fixed rate to 1/23/2024, variable rate thereafter), 7.875%, 144A(a)	1,561,000
1,100,000	Credit Suisse Group AG, (fixed rate to 9/12/2025, variable rate thereafter), 7.250%, 144A(a)	1,177,000
600,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	543,228
1,560,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(a)	1,612,260
850,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	903,058
600,000	Lloyds Banking Group PLC, (fixed rate to 9/27/2025, variable rate thereafter), 7.500%(a)	639,750
1,405,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(a)	1,549,940
1,800,000	Standard Chartered PLC, (fixed rate to 4/02/2023, variable rate thereafter), 7.750%, 144A(a)	1,945,116
310,000	UniCredit SpA, (fixed rate to 6/03/2023, variable rate thereafter), 6.625%, (EUR)(a)	352,245

		15,096,381

	Cable Satellite – 0.3%
325,000	DISH DBS Corp., 7.750%, 7/01/2026	330,688

	Chemicals – 2.0%
335,000	Alpek SAB de CV, 4.250%, 9/18/2029, 144A	337,848
650,000	Hercules LLC, 6.500%, 6/30/2029	695,500
985,000	SASOL Financing USA LLC, 5.875%, 3/27/2024	1,064,098

		2,097,446

	Consumer Cyclical Services – 0.5%
495,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	501,187

	Finance Companies – 1.3%
565,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	583,080

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – continued
$795,000	Unifin Financiera SAB de CV SOFOM ENR, 8.375%, 1/27/2028, 144A	$803,149

		1,386,229

	Food & Beverage – 1.5%
495,000	JBS Investments II GmbH, 7.000%, 1/15/2026, 144A	534,100
975,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	1,022,531

		1,556,631

	Government Owned - No Guarantee – 2.5%
515,000	DP World Crescent Ltd., 4.848%, 9/26/2028, 144A	565,774
415,000	OCP S.A., 6.875%, 4/25/2044, 144A	514,081
480,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	529,382
930,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	1,015,877

		2,625,114

	Healthcare – 0.5%
465,000	HCA, Inc., 5.125%, 6/15/2039	507,166

	Independent Energy – 1.6%
540,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	521,100
1,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,124,225

		1,645,325

	Media Entertainment – 0.5%
515,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	570,043

	Metals & Mining – 2.4%
1,035,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 5/01/2025, 144A	1,022,062
625,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	614,063
820,000	Gold Fields Orogen Holdings BVI Ltd., 6.125%, 5/15/2029, 144A	914,300

		2,550,425

	Midstream – 0.5%
730,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(a)(b)(c)	524,666

	Oil Field Services – 0.6%
600,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	624,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – 1.4%
510,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	$600,094
770,000	Assurant, Inc., (fixed rate to 3/27/2028, variable rate thereafter), 7.000%, 3/27/2048	858,550

		1,458,644

	Refining – 1.1%
520,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	549,250
540,000	Ultrapar International S.A, 5.250%, 6/06/2029, 144A	565,650

		1,114,900

	Sovereigns – 5.8%
400,000	Abu Dhabi Government International Bond, 3.125%, 9/30/2049, 144A	387,500
955,000	Dominican Republic International Bond, 5.950%, 1/25/2027	1,032,603
530,000	Oman Government International Bond, 6.000%, 8/01/2029, 144A	526,942
355,000	Qatar Government International Bond, 4.000%, 3/14/2029, 144A	393,162
1,065,000	Qatar Government International Bond, 4.817%, 3/14/2049, 144A	1,317,465
460,000	Republic of Colombia, 4.500%, 3/15/2029	511,290
285,000	Republic of Oman, 6.500%, 3/08/2047	263,196
1,575,000	Republic of South Africa Government International Bond, 4.850%, 9/30/2029	1,568,936

		6,001,094

	Supranational – 0.8%
830,000	African Export-Import Bank (The), 3.994%, 9/21/2029, 144A	831,718

	Technology – 1.4%
875,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	1,116,115
290,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	382,495

		1,498,610

	Treasuries – 5.6%
4,695,000	U.S. Treasury Bond, 2.250%, 8/15/2049	4,828,698
1,045,000	U.S. Treasury Note, 1.625%, 8/15/2029	1,040,183

		5,868,881

	Utility Other – 0.3%
260,000	Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	281,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Wireless – 2.2%
$510,000	IHS Netherlands Holdco BV, 7.125%, 3/18/2025, 144A	$518,338
540,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	563,004
505,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	551,516
565,000	Sprint Corp., 7.625%, 3/01/2026	623,619

		2,256,477

	Total Bonds and Notes (Identified Cost $47,853,780)	49,327,600

Shares
Common Stocks – 41.5%
	Aerospace & Defense – 0.8%
750	Boeing Co. (The)	285,352
428	General Dynamics Corp.	78,208
412	HEICO Corp.	51,451
242	Huntington Ingalls Industries, Inc.	51,253
809	L3Harris Technologies, Inc.	168,790
630	Spirit AeroSystems Holdings, Inc., Class A	51,811
1,363	United Technologies Corp.	186,077

		872,942

	Air Freight & Logistics – 0.2%
408	FedEx Corp.	59,393
915	United Parcel Service, Inc., Class B	109,635

		169,028

	Airlines – 0.2%
1,515	Delta Air Lines, Inc.	87,264
3,100	Japan Airlines Co. Ltd.	92,068
14,076	Qantas Airways Ltd.	59,819

		239,151

	Auto Components – 0.1%
444	Lear Corp.	52,348

	Automobiles – 0.2%
5,810	Ford Motor Co.	53,219
3,862	General Motors Co.	144,748

		197,967

	Banks – 4.2%
11,865	Bank of America Corp.	346,102
2,975	Bank OZK	81,128
1,022	BB&T Corp.	54,544
10,973	BNP Paribas S.A.	533,473
14,500	BOC Hong Kong Holdings Ltd.	49,202
1,300	Canadian Imperial Bank of Commerce	107,260

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
4,296	Citigroup, Inc.	$296,768
3,750	Citizens Financial Group, Inc.	132,637
21,427	Credit Agricole S.A.	259,348
30,207	DNB ASA	532,489
1,913	Fifth Third Bancorp	52,378
3,699	Huntington Bancshares, Inc.	52,785
4,212	JPMorgan Chase & Co.	495,710
2,975	KeyCorp	53,074
23,873	Mediobanca Banca di Credito Finanziario SpA	260,593
528	PNC Financial Services Group, Inc. (The)	74,004
3,333	Regions Financial Corp.	52,728
681	Signature Bank	81,189
19,163	Societe Generale S.A.	524,915
1,854	U.S. Bancorp	102,600
5,512	Wells Fargo & Co.	278,025

		4,420,952

	Beverages – 0.7%
2,100	Asahi Group Holdings Ltd.	104,292
832	Brown-Forman Corp., Class B	52,233
5,116	Coca-Cola Co. (The)	278,515
260	Constellation Brands, Inc., Class A	53,893
1,762	PepsiCo, Inc.	241,570

		730,503

	Biotechnology – 0.9%
4,574	AbbVie, Inc.	346,343
1,705	Amgen, Inc.	329,935
3,702	Gilead Sciences, Inc.	234,633

		910,911

	Building Products – 0.1%
1,279	Johnson Controls International PLC	56,135

	Capital Markets – 1.2%
397	Ameriprise Financial, Inc.	58,399
1,173	Bank of New York Mellon Corp. (The)	53,031
132	BlackRock, Inc.	58,824
1,630	Charles Schwab Corp. (The)	68,183
436	CME Group, Inc.	92,144
2,402	Federated Investors, Inc., Class B	77,849
468	Goldman Sachs Group, Inc. (The)	96,984
697	Intercontinental Exchange, Inc.	64,312
983	LPL Financial Holdings, Inc.	80,508
247	Moody’s Corp.	50,593
1,798	Morgan Stanley	76,721
228	MSCI, Inc.	49,647
561	Northern Trust Corp.	52,353
651	S&P Global, Inc.	159,482
10,400	Singapore Exchange Ltd.	63,804
910	State Street Corp.	53,863

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
461	T. Rowe Price Group, Inc.	$52,669

		1,209,366

	Chemicals – 0.7%
241	Air Products & Chemicals, Inc.	53,468
435	Celanese Corp., Series A	53,196
1,634	CF Industries Holdings, Inc.	80,393
1,826	Corteva, Inc.	51,128
1,123	Dow, Inc.	53,511
1,010	DuPont de Nemours, Inc.	72,023
320	Ecolab, Inc.	63,373
624	Linde PLC	120,881
614	LyondellBasell Industries NV, Class A	54,935
463	PPG Industries, Inc.	54,870
110	Sherwin-Williams Co. (The)	60,486

		718,264

	Commercial Services & Supplies – 0.5%
214	Cintas Corp.	57,374
4,500	Dai Nippon Printing Co. Ltd.	116,734
1,122	Republic Services, Inc.	97,109
600	Waste Connections, Inc.	55,200
1,364	Waste Management, Inc.	156,860

		483,277

	Communications Equipment – 0.4%
7,176	Cisco Systems, Inc.	354,566
319	Motorola Solutions, Inc.	54,361

		408,927

	Construction & Engineering – 0.2%
2,530	ACS Actividades de Construccion y Servicios S.A.	101,088
762	HOCHTIEF AG	86,838
572	Jacobs Engineering Group, Inc.	52,338

		240,264

	Construction Materials – 0.1%
365	Vulcan Materials Co.	55,203

	Consumer Finance – 0.4%
904	American Express Co.	106,925
648	Capital One Financial Corp.	58,955
645	Discover Financial Services	52,303
6,261	Navient Corp.	80,141
4,053	Synchrony Financial	138,167

		436,491

	Containers & Packaging – 0.2%
734	Ball Corp.	53,443
1,279	International Paper Co.	53,488

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
1,441	WestRock Co.	$52,524

		159,455

	Diversified Consumer Services – 0.2%
4,096	H&R Block, Inc.	96,748
532	Strategic Education, Inc.	72,288

		169,036

	Diversified Telecommunication Services – 1.5%
11,327	AT&T, Inc.	428,614
4,215	CenturyLink, Inc.	52,603
40,000	HKT Trust & HKT Ltd.	63,453
17,286	Verizon Communications, Inc.	1,043,383

		1,588,053

	Electric Utilities – 1.3%
1,374	American Electric Power Co., Inc.	128,730
15,282	Contact Energy Ltd.	81,733
1,687	Duke Energy Corp.	161,716
740	Edison International	55,811
8,070	Enel SpA	60,277
466	Entergy Corp.	54,690
1,531	Evergy, Inc.	101,903
3,021	Exelon Corp.	145,944
1,119	FirstEnergy Corp.	53,969
503	NextEra Energy, Inc.	117,194
1,067	Pinnacle West Capital Corp.	103,574
5,006	PPL Corp.	157,639
1,362	Southern Co. (The)	84,131
840	Xcel Energy, Inc.	54,508

		1,361,819

	Electrical Equipment – 0.4%
592	AMETEK, Inc.	54,357
1,594	Eaton Corp. PLC	132,541
829	Emerson Electric Co.	55,427
6,302	GrafTech International Ltd.	80,666
209	Hubbell, Inc.	27,463
330	Rockwell Automation, Inc.	54,384
736	Signify NV, 144A	20,227

		425,065

	Electronic Equipment, Instruments & Components – 0.2%
567	Amphenol Corp., Class A	54,716
722	CDW Corp.	88,979
1,913	Corning, Inc.	54,559
574	TE Connectivity Ltd.	53,485

		251,739

	Energy Equipment & Services – 0.1%
2,545	Halliburton Co.	47,973

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
1,774	Schlumberger Ltd.	$60,618

		108,591

	Entertainment – 0.4%
1,120	Activision Blizzard, Inc.	59,270
2,555	Cinemark Holdings, Inc.	98,725
2,340	Walt Disney Co. (The)	304,949

		462,944

	Food & Staples Retailing – 0.6%
559	Costco Wholesale Corp.	161,054
2,067	Kroger Co. (The)	53,287
2,015	Sysco Corp.	159,991
1,060	Walgreens Boots Alliance, Inc.	58,629
1,805	Walmart, Inc.	214,217

		647,178

	Food Products – 1.6%
1,273	Archer-Daniels-Midland Co.	52,282
19,009	General Mills, Inc.	1,047,776
1,510	Hershey Co. (The)	234,035
1,880	Kraft Heinz Co. (The)	52,518
334	McCormick & Co., Inc.	52,204
1,687	Mondelez International, Inc., Class A	93,325
10,974	Tate & Lyle PLC	99,283
602	Tyson Foods, Inc., Class A	51,856

		1,683,279

	Gas Utilities – 0.0%
271	National Fuel Gas Co.	12,715

	Health Care Equipment & Supplies – 0.9%
2,393	Abbott Laboratories	200,222
722	Baxter International, Inc.	63,154
372	Becton Dickinson and Co.	94,101
833	Danaher Corp.	120,310
2,624	Medtronic PLC	285,019
402	ResMed, Inc.	54,314
457	Stryker Corp.	98,849
385	Zimmer Biomet Holdings, Inc.	52,849

		968,818

	Health Care Providers & Services – 0.9%
2,791	AmerisourceBergen Corp.	229,783
328	Anthem, Inc.	78,753
527	Cigna Corp.	79,993
1,768	CVS Health Corp.	111,508
424	HCA Healthcare, Inc.	51,058
199	Humana, Inc.	50,878
369	McKesson Corp.	50,428

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
1,454	UnitedHealth Group, Inc.	$315,983

		968,384

	Health Care Technology – 0.1%
790	Cerner Corp.	53,854

	Hotels, Restaurants & Leisure – 1.0%
807	Darden Restaurants, Inc.	95,404
563	Hilton Worldwide Holdings, Inc.	52,421
924	Las Vegas Sands Corp.	53,370
482	Marriott International, Inc., Class A	59,947
1,413	McDonald’s Corp.	303,385
3,631	Starbucks Corp.	321,053
1,210	Yum! Brands, Inc.	137,250

		1,022,830

	Household Durables – 0.2%
1,083	DR Horton, Inc.	57,085
969	Garmin Ltd.	82,065
362	Whirlpool Corp.	57,326

		196,476

	Household Products – 0.8%
344	Clorox Co. (The)	52,243
999	Colgate-Palmolive Co.	73,437
703	Kimberly-Clark Corp.	99,861
4,718	Procter & Gamble Co. (The)	586,825

		812,366

	Independent Power & Renewable Electricity Producers – 0.2%
8,531	AES Corp. (The)	139,396
5,200	Northland Power, Inc.	99,773

		239,169

	Industrial Conglomerates – 0.5%
741	3M Co.	121,821
12,211	General Electric Co.	109,166
1,435	Honeywell International, Inc.	242,802
147	Roper Technologies, Inc.	52,420

		526,209

	Insurance – 1.7%
1,027	Aflac, Inc.	53,733
1,268	Allstate Corp. (The)	137,806
1,345	American International Group, Inc.	74,917
325	Aon PLC	62,910
599	Arthur J. Gallagher & Co.	53,652
20,772	AXA S.A.	530,388
543	Chubb Ltd.	87,662
3,171	Fidelity National Financial, Inc.	140,824
888	Lincoln National Corp.	53,564
1,050	Loews Corp.	54,054

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
630	Marsh & McLennan Cos., Inc.	$63,032
1,176	MetLife, Inc.	55,460
944	Principal Financial Group, Inc.	53,940
1,918	Progressive Corp. (The)	148,165
665	Prudential Financial, Inc.	59,817
362	Travelers Cos., Inc. (The)	53,826
270	Willis Towers Watson PLC	52,102

		1,735,852

	Internet & Direct Marketing Retail – 0.1%
1,337	eBay, Inc.	52,116
168	Expedia Group, Inc.	22,581

		74,697

	IT Services – 2.1%
1,359	Accenture PLC, Class A	261,404
104	Alliance Data Systems Corp.	13,325
1,520	Amdocs Ltd.	100,487
1,634	Automatic Data Processing, Inc.	263,760
1,152	Booz Allen Hamilton Holding Corp.	81,815
845	Cognizant Technology Solutions Corp., Class A	50,924
871	Fidelity National Information Services, Inc.	115,634
320	Global Payments, Inc.	50,880
1,200	International Business Machines Corp.	174,504
2,077	Leidos Holdings, Inc.	178,373
1,374	MasterCard, Inc., Class A	373,137
1,848	Paychex, Inc.	152,959
2,261	Visa, Inc., Class A	388,915

		2,206,117

	Leisure Products – 0.1%
449	Hasbro, Inc.	53,292

	Life Sciences Tools & Services – 0.2%
698	Agilent Technologies, Inc.	53,488
524	Thermo Fisher Scientific, Inc.	152,625

		206,113

	Machinery – 1.0%
1,755	Allison Transmission Holdings, Inc.	82,573
1,349	Caterpillar, Inc.	170,392
1,105	Cummins, Inc.	179,750
426	Deere & Co.	71,858
778	Fortive Corp.	53,340
470	Illinois Tool Works, Inc.	73,550
432	Ingersoll-Rand PLC	53,227
2,400	Mitsubishi Heavy Industries Ltd.	94,340
2,202	PACCAR, Inc.	154,162
302	Parker-Hannifin Corp.	54,544
376	Stanley Black & Decker, Inc.	54,298

		1,042,034

Shares	Description	Value (†)
Common Stocks – continued
	Marine – 0.1%
96,000	SITC International Holdings Co. Ltd.	$98,900

	Media – 0.7%
1,245	CBS Corp., Class B	50,261
1,300	Cogeco Communications, Inc.	104,767
8,038	Comcast Corp., Class A	362,353
3,040	Omnicom Group, Inc.	238,032

		755,413

	Metals & Mining – 0.3%
17,660	Fortescue Metals Group Ltd.	105,116
5,165	Freeport-McMoRan, Inc.	49,429
1,027	Nucor Corp.	52,285
1,896	Rio Tinto PLC	98,559

		305,389

	Multi-Utilities – 0.6%
6,808	AGL Energy Ltd.	88,075
4,300	Algonquin Power & Utilities Corp.	58,876
4,539	CenterPoint Energy, Inc.	136,987
589	Consolidated Edison, Inc.	55,643
877	Dominion Energy, Inc.	71,072
409	DTE Energy Co.	54,381
1,820	NiSource, Inc.	54,454
874	Public Service Enterprise Group, Inc.	54,258
374	Sempra Energy	55,206

		628,952

	Multiline Retail – 0.1%
394	Dollar General Corp.	62,622
725	Target Corp.	77,510

		140,132

	Oil, Gas & Consumable Fuels – 1.5%
2,344	Chevron Corp.	277,998
731	Concho Resources, Inc.	49,635
1,377	ConocoPhillips	78,461
1,997	CVR Energy, Inc.	87,928
795	EOG Resources, Inc.	59,005
5,188	Exxon Mobil Corp.	366,325
796	Hess Corp.	48,142
2,606	Kinder Morgan, Inc.	53,710
1,016	Marathon Petroleum Corp.	61,722
1,159	Occidental Petroleum Corp.	51,541
709	ONEOK, Inc.	52,246
1,313	Phillips 66	134,451
871	Pioneer Natural Resources Co.	109,546
634	Valero Energy Corp.	54,042
2,159	Williams Cos., Inc. (The)	51,945

		1,536,697

Shares	Description	Value (†)
Common Stocks – continued

	Personal Products – 0.2%
695	Estee Lauder Cos., Inc. (The), Class A	$138,270
1,562	Unilever PLC	93,879

		232,149

	Pharmaceuticals – 2.0%
5,920	Bristol-Myers Squibb Co.	300,203
1,993	Eli Lilly & Co.	222,877
4,865	Johnson & Johnson	629,434
5,381	Merck & Co., Inc.	452,972
7,460	Pfizer, Inc.	268,038
364	Roche Holding AG	105,984
757	Zoetis, Inc.	94,315

		2,073,823

	Professional Services – 0.2%
380	Equifax, Inc.	53,455
820	Insperity, Inc.	80,868
661	TransUnion	53,614
339	Verisk Analytics, Inc.	53,609

		241,546

	Real Estate Management & Development – 0.2%
4,579	Aroundtown S.A.	37,453
1,493	Castellum AB	31,963
3,500	CK Asset Holdings Ltd.	23,713
1,200	Daiwa House Industry Co. Ltd.	39,006
2,040	Fabege AB	33,606
495	Grand City Properties S.A.	11,136
141	Hufvudstaden AB	2,552
10,500	Kerry Properties Ltd.	32,331
1,240	TLG Immobilien AG	33,721
179	Wihlborgs Fastigheter AB	2,909

		248,390

	REITs - Apartments – 0.1%
24	Camden Property Trust	2,664
1,888	Independence Realty Trust, Inc.	27,017
63	Invincible Investment Corp.	38,906
486	NexPoint Residential Trust, Inc.	22,726

		91,313

	REITs - Diversified – 0.2%
69	Equinix, Inc.	39,799
3	Fukuoka REIT Corp.	5,099
113	Gladstone Commercial Corp.	2,655
2,746	Preferred Apartment Communities, Inc., Class A	39,680
217	PS Business Parks, Inc.	39,483
8	Star Asia Investment Corp.	8,636
2,653	UMH Properties, Inc.	37,354
135	Warehouses De Pauw CVA	24,779

		197,485

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Health Care – 0.1%
1,492	CareTrust REIT, Inc.	$35,070
370	Omega Healthcare Investors, Inc.	15,462

		50,532

	REITs - Hotels – 0.0%
2,700	Ascott Residence Trust	2,579
335	Hersha Hospitality Trust	4,985
30	Japan Hotel REIT Investment Corp.	22,381

		29,945

	REITs - Manufactured Homes – 0.0%
292	Equity LifeStyle Properties, Inc.	39,011

	REITs - Office Property – 0.1%
2,254	alstria office REIT-AG	38,657
22,000	Champion REIT	14,236
2,281	VEREIT, Inc.	22,308

		75,201

	REITs - Shopping Centers – 0.1%
23	AEON REIT Investment Corp.	31,673
6,600	CapitaLand Retail China Trust	7,309
7	Frontier Real Estate Investment Corp.	29,830
3,000	Link REIT	33,093
851	Retail Value, Inc.	31,521

		133,426

	REITs - Single Tenant – 0.1%
678	National Retail Properties, Inc.	38,239
317	Realty Income Corp.	24,308
187	Spirit Realty Capital, Inc.	8,950
1,015	STORE Capital Corp.	37,971

		109,468

	REITs - Storage – 0.1%
320	Extra Space Storage, Inc.	37,382
1,161	Iron Mountain, Inc.	37,605
27	Life Storage, Inc.	2,846
1,128	National Storage Affiliates Trust	37,641
150	Public Storage	36,791

		152,265

	REITs - Warehouse/Industrials – 0.1%
236	EastGroup Properties, Inc.	29,505
800	Granite Real Estate Investment Trust	38,736
292	Industrial Logistics Properties Trust	6,205
867	Rexford Industrial Realty, Inc.	38,165
454	Terreno Realty Corp.	23,195

		135,806

	Road & Rail – 0.4%
1,471	CSX Corp.	101,896

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – continued
407	Kansas City Southern	$54,135
392	Norfolk Southern Corp.	70,427
973	Union Pacific Corp.	157,607
400	West Japan Railway Co.	33,844

		417,909

	Semiconductors & Semiconductor Equipment – 1.5%
466	Analog Devices, Inc.	52,066
1,058	Applied Materials, Inc.	52,794
808	Broadcom, Inc.	223,065
7,604	Intel Corp.	391,834
881	KLA Corp.	140,476
227	Lam Research Corp.	52,462
574	Microchip Technology, Inc.	53,330
802	NVIDIA Corp.	139,604
1,589	QUALCOMM, Inc.	121,209
1,782	Texas Instruments, Inc.	230,306
464	Universal Display Corp.	77,906
516	Xilinx, Inc.	49,484

		1,584,536

	Software – 2.0%
674	Intuit, Inc.	179,243
1,161	j2 Global, Inc.	105,442
10,288	Microsoft Corp.	1,430,341
6,319	Oracle Corp.	347,735

		2,062,761

	Specialty Retail – 0.8%
1,600	ABC-Mart, Inc.	101,709
2,006	Best Buy Co., Inc.	138,394
1,457	Home Depot, Inc. (The)	338,053
1,077	Lowe’s Cos., Inc.	118,427
558	Ross Stores, Inc.	61,296
1,706	TJX Cos., Inc. (The)	95,092

		852,971

	Technology Hardware, Storage & Peripherals – 1.6%
6,414	Apple, Inc.	1,436,544
3,609	Hewlett Packard Enterprise Co.	54,748
7,246	HP, Inc.	137,094
851	Western Digital Corp.	50,754

		1,679,140

	Textiles, Apparel & Luxury Goods – 0.2%
1,714	NIKE, Inc., Class B	160,979
613	VF Corp.	54,551

		215,530

	Tobacco – 0.7%
4,675	Altria Group, Inc.	191,208

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
2,702	British American Tobacco PLC	$99,785
3,776	Imperial Brands PLC	84,795
4,622	Philip Morris International, Inc.	350,948

		726,736

	Trading Companies & Distributors – 0.2%
1,623	Fastenal Co.	53,023
31,300	Sojitz Corp.	97,370
1,400	Sumitomo Corp.	21,918

		172,311

	Wireless Telecommunication Services – 0.1%
3,100	KDDI Corp.	80,887
1,400	NTT DOCOMO, Inc.	35,749

		116,636

	Total Common Stocks (Identified Cost $42,924,088)	43,282,187

Exchange-Traded Funds – 4.5%
514,600	Alerian MLP ETF (Identified Cost $4,707,757)	4,703,444

Principal Amount (‡)
Senior Loans – 3.5%
	Airlines – 2.0%
$2,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020	2,084,272

	Chemicals – 0.5%
329,840	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.544%, 11/20/2023(d)	319,740
253,660	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.544%, 11/18/2023(d)	245,893

		565,633

	Independent Energy – 0.5%
1,100,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.044%, 3/01/2024(d)	474,837

	Media Entertainment – 0.5%
588,225	LSC Communications, Inc., 2017 Term Loan B, 1-week LIBOR + 5.500%, 7.445%, 9/30/2022(d)	490,186

	Total Senior Loans (Identified Cost $4,307,535)	3,614,928

Shares	Description	Value (†)
Preferred Stocks – 1.5%
Non-Convertible Preferred Stocks – 0.3%
	Midstream – 0.3%
14,215	Energy Transfer Operating LP, Series C, (fixed rate to 5/15/2023, variable rate thereafter), 7.375% (Identified Cost $355,375)	$348,836

Convertible Preferred Stocks – 1.2%
	Midstream – 0.2%
558	Chesapeake Energy Corp., 5.750%(b)(c)(e)	195,456

	Technology – 1.0%
1,030	Broadcom, Inc., Series A, 8.000%	1,057,295

	Total Convertible Preferred Stocks (Identified Cost $1,417,169)	1,252,751

	Total Preferred Stocks (Identified Cost $1,772,544)	1,601,587

Principal Amount (‡)
Short-Term Investments – 1.6%
$1,695,184	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $1,695,236 on 10/01/2019 collateralized by $1,670,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $1,730,917 including accrued interest(f) (Identified Cost $1,695,184)	1,695,184

	Total Investments – 99.9% (Identified Cost $103,260,888)	104,224,930
	Other assets less liabilities – 0.1%	95,838

	Net Assets – 100.0%	$104,320,768

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Equity securities[1]	Percentage of Net Assets
$720,122	0.7%	$5,035,736	4.8%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Perpetual bond with no specified maturity date.
(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2019, the value of these securities amounted to $720,122 or 0.7% of net assets.
(d)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of Rule 144A holdings amounted to $27,558,650 or 26.4% of net assets.
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
EUR	Euro
GBP	British Pound

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes*	$—	$49,327,600	$—		$49,327,600
Common Stocks
Airlines	87,264	151,887	—		239,151
Banks	2,521,525	1,899,427	—		4,420,952
Beverages	626,211	104,292	—		730,503
Capital Markets	1,145,562	63,804	—		1,209,366
Commercial Services & Supplies	366,543	116,734	—		483,277
Construction & Engineering	52,338	187,926	—		240,264
Diversified Telecommunication Services	1,524,600	63,453	—		1,588,053
Electric Utilities	1,219,809	142,010	—		1,361,819
Electrical Equipment	404,838	20,227	—		425,065
Food Products	1,583,996	99,283	—		1,683,279
Insurance	1,205,464	530,388	—		1,735,852
Machinery	947,694	94,340	—		1,042,034
Marine	—	98,900	—		98,900
Metals & Mining	101,714	203,675	—		305,389
Multi-Utilities	540,877	88,075	—		628,952
Personal Products	138,270	93,879	—		232,149
Pharmaceuticals	1,967,839	105,984	—		2,073,823
Real Estate Management & Development	33,721	214,669	—		248,390
REITs – Apartments	52,407	38,906	—		91,313
REITs – Diversified	183,750	13,735	—		197,485
REITs – Hotels	4,985	24,960	—		29,945
REITs – Office Property	22,308	52,893	—		75,201
REITs – Shopping Centers	63,194	70,232	—		133,426
Road & Rail	384,065	33,844	—		417,909
Specialty Retail	751,262	101,709	—		852,971
Tobacco	542,156	184,580	—		726,736
Trading Companies & Distributors	53,023	119,288	—		172,311
Wireless Telecommunication Services	—	116,636	—		116,636
All Other Common Stocks*	21,721,036	—	—		21,721,036

Total Common Stocks	38,246,451	5,035,736	—		43,282,187

Exchange-Traded Funds	4,703,444	—	—		4,703,444
Senior Loans*	—	3,614,928	—		3,614,928
Preferred Stocks
Non-Convertible Preferred Stocks*	348,836	—	—		348,836
Convertible Preferred Stocks
Midstream	—	—	195,456	(a)	195,456
Technology	—	1,057,295	—		1,057,295

Total Convertible Preferred Stocks	—	1,057,295	195,456		1,252,751

Total Preferred Stocks	348,836	1,057,295	195,456		1,601,587

Short-Term Investments	—	1,695,184	—		1,695,184

Total	$43,298,731	$60,730,743	$195,456		$104,224,930

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

Common stocks valued at $33,171 were transferred from Level 2 to Level 1 during the period ended September 30, 2019. At December 31, 2018, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities. At September 30, 2019, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or September 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2019
Preferred Stocks
Convertible Preferred Stocks
Midstream	$—	$—	$(87,102)	$(32,392)	$—	$(165,824)	$480,774	$—	$195,456	$(32,392)

A preferred stock valued at $480,774 was transferred from Level 2 to Level 3 during the period ended September 30, 2019. At December 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2019 (Unaudited)

Banking	14.5%
Sovereigns	5.8
Treasuries	5.6
Banks	4.2
Chemicals	3.2
Metals & Mining	2.7
Government Owned – No Guarantee	2.5
Technology	2.4
Airlines	2.2
Wireless	2.2
IT Services	2.1
Independent Energy	2.1
Pharmaceuticals	2.0
Software	2.0
Other Investments, less than 2% each	40.3
Exchange-Traded Funds	4.5
Short-Term Investments	1.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%